CONCENTRATIONS OF RISKS (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item customer	Dec. 31, 2023 USD ($) item customer	Dec. 31, 2022 customer
CONCENTRATIONS OF RISKS
Accounts payable | $	$ 1,252,667	$ 550,188
Minimum
CONCENTRATIONS OF RISKS
Grant trade debtors a credit period (in days)	30 days
Maximum
CONCENTRATIONS OF RISKS
Grant trade debtors a credit period (in days)	180 days	90 days	90 days
Vendor concentration risk
CONCENTRATIONS OF RISKS
Accounts payable | $	$ 400,000	$ 200,000
Revenue | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration Risk, Number Of Major Customers | customer	4	2	1
Revenue | Customer one | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	25.60%	14.30%	10.30%
Revenue | Customer two | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	14.40%	10.40%
Revenue | Customer three | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	11.60%
Revenue | Customer four | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	10.20%
Accounts receivable | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration Risk, Number Of Major Customers | customer	2	1
Accounts receivable | Customer one | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	28.50%	22.30%
Accounts receivable | Customer two | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	13.00%	11.80%
Accounts receivable | Customer three | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	10.90%
Purchase of inventory | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration Risk, Number Of Major Suppliers | item	3	4
Purchase of inventory | Vendor one | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	34.70%	21.50%
Purchase of inventory | Vendor two | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	30.30%	20.70%
Purchase of inventory | Vendor three | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	10.10%	12.70%
Purchase of inventory | Vendor four | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		11.50%
Accounts payable | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration Risk, Number Of Major Suppliers | item	2	3
Accounts payable | Vendor one | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	29.10%	28.90%
Accounts payable | Vendor two | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	15.30%	16.60%
Accounts payable | Vendor three | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		11.30%